Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Short-term Investments
	As of December 31, 2013
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Short-term investment:
Trading securities	179	168	(94)	-	253
Available-for-sale securities:
Others	-	495	-	-	495

Short-term investment	674	168	(94)	-	748

	As of December 31, 2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Short-term investment:
Trading securities	253	92	(172)	-	173
Available-for-sale securities:
Listed equity securities	51,747	1,667	(9,856)	—	43,558
Bank financial products	14,505	—	—	—	14,505
Others	500	—	—	—	500
Short-term investment	67,005	1,759	(10,028)	—	58,736

Long-term Investments, Available-for-sale Investments
	As of December 31, 2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Long-term investment:
Available-for-sale securities:
Listed equity securities	57,335	9,988	(19,679)	—	47,644